Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Software [Member] | Bottom of Range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Estimated useful life of intangible assets	3 years
Software [Member] | Top of Range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Estimated useful life of intangible assets	6 years
Patent and technology license fee [Member] | Bottom of Range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Estimated useful life of intangible assets	5 years
Patent and technology license fee [Member] | Top of Range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Estimated useful life of intangible assets	10 years
Others [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Estimated useful life of intangible assets	The shorter of the contract term or estimated useful life (3 years)